Schedule of Class A Ordinary Shares Subject to Redemption (Details) - Willow Lane Acquisition Corp [Member] - USD ($)	3 Months Ended			6 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Class A Ordinary Shares subject to possible redemption			$ 127,163,421
Proceeds allocated to Public Warrants				$ (822,250)
Class A Ordinary Shares issuance costs				(7,466,569)
Remeasurement of carrying value to redemption value	$ 1,380,897	$ 1,374,969	1,363,977	8,952,240
Class A Ordinary Shares subject to possible redemption				127,163,421
Gross proceeds				126,500,000
Class A Ordinary Shares subject to possible redemption				127,163,421
Common Class A [Member]
Class A Ordinary Shares subject to possible redemption	129,902,367	128,527,398	127,163,421
Gross proceeds				126,500,000
Proceeds allocated to Public Warrants				(822,250)
Class A Ordinary Shares issuance costs				(7,466,569)
Remeasurement of carrying value to redemption value	1,380,897	1,374,969	1,363,977	8,952,240
Class A Ordinary Shares subject to possible redemption	131,283,264	129,902,367	128,527,398	127,163,421
Class A Ordinary Shares subject to possible redemption	$ 131,283,264	$ 129,902,367	$ 128,527,398	$ 127,163,421